UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC RSP INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/15

Item 1.	Schedule of Investments

GE RSP Income Fund

Schedule of Investments—September 30, 2015 (Unaudited)

Bonds and Notes—98.1% †		Principal Amount	Fair Value
U.S. Treasuries—16.2%
U.S. Treasury Bonds
2.50%	02/15/45	$1,336,200	$1,230,104	(a)
3.13%	11/15/41	60,557,000	63,856,085
U.S. Treasury Notes
0.63%	05/31/17	20,684,500	20,699,848	(a)
1.38%	07/31/18	46,929,700	47,558,464	(a)
1.38%	05/31/20	134,653,000	134,894,971
1.88%	08/31/22	96,887,900	97,707,959
2.13%	05/15/25	42,419,000	42,674,193	(a)
			408,621,624
Agency Mortgage Backed—27.1%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	147,411	160,171
5.00%	07/01/35 - 06/01/41	9,903,373	11,055,190
5.50%	05/01/20 - 04/01/39	2,969,281	3,344,490
6.00%	04/01/17 - 11/01/37	5,345,355	6,073,677
6.50%	07/01/29	24,464	27,967
7.00%	10/01/16 - 08/01/36	912,013	1,038,165
7.50%	01/01/28 - 09/01/33	51,730	56,834
8.00%	11/01/30	5,527	6,057
8.50%	04/01/30	11,368	14,121
9.00%	05/01/16 - 11/01/16	7,753	7,912
Federal National Mortgage Assoc.
2.22%	04/01/37	19,123	19,489	(b)
3.00%	02/01/43 - 06/01/43	106,257,584	108,039,851
3.50%	11/01/42 - 08/01/45	70,310,342	73,442,337
4.00%	05/01/19 - 03/01/44	62,724,230	67,275,157
4.50%	05/01/18 - 01/01/41	55,478,336	60,249,458
5.00%	07/01/20 - 06/01/41	16,953,310	19,026,176
5.50%	02/01/16 - 01/01/39	17,672,778	19,763,941
6.00%	05/01/19 - 05/01/41	26,376,108	29,984,330
6.50%	03/01/16 - 08/01/36	1,184,197	1,332,302
7.00%	10/01/16 - 02/01/34	113,485	119,381
7.50%	03/01/17 - 12/01/33	558,938	643,223
8.00%	06/01/24 - 01/01/33	206,340	230,391
8.50%	04/01/30	31,431	38,736
9.00%	01/01/17 - 12/01/22	143,719	154,745
2.50%	TBA	66,603,870	67,900,561	(c)
3.00%	TBA	3,215,000	3,251,420	(c)
4.00%	TBA	31,272,225	33,296,378	(c)
6.50%	TBA	6,768,000	7,747,378	(c)
Government National Mortgage Assoc.
1.63%	11/20/21 - 10/20/25	15,574	15,929	(b)
1.75%	05/20/21 - 04/20/24	8,440	8,689	(b)
3.00%	04/20/43 - 06/20/43	31,730,527	32,556,465
3.50%	05/20/43	22,660,857	23,810,815
4.00%	01/20/41 - 04/20/43	27,603,510	29,653,406
4.50%	08/15/33 - 03/20/41	12,293,086	13,372,111
5.00%	08/15/33	565,679	631,243
6.00%	04/15/27 - 09/15/36	1,398,575	1,610,867
6.50%	04/15/19 - 09/15/36	1,223,671	1,404,028
7.00%	03/15/26 - 10/15/36	702,811	781,976

7.50%	11/15/22 - 11/15/31	266,756	288,442
8.00%	11/15/29 - 06/15/30	3,823	4,298
8.50%	10/15/17	44,660	46,370
9.00%	11/15/16 - 12/15/21	196,722	205,240
3.00%	TBA	16,800,032	17,143,581	(c)
3.50%	TBA	20,980,779	21,983,098	(c)
4.00%	TBA	7,679,113	8,185,236	(c)
5.00%	TBA	12,587,000	13,831,932	(c)
5.50%	TBA	1,900,000	2,124,623	(c)
			681,958,187
Agency Collateralized Mortgage Obligations—0.3%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	25,618	25,598	(a,d,e)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	9,051,451	26,539	(a,b,f)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	8,517,758	633,396	(a,f)
4.50%	03/15/18	32,768	49	(a,f)
5.00%	10/15/18 - 02/15/38	139,290	2,391	(a,f)
5.50%	06/15/33	493,817	96,741	(a,f)
6.39%	08/15/25	3,124,130	345,118	(a,b,f)
7.50%	07/15/27	18,637	2,553	(a,f)
8.00%	04/15/20	13,560	14,148	(a)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	13,142	12,618	(a,d,e)
5.74%	08/15/43	6,787,087	1,543,314	(a,b,f)
8.00%	02/01/23 - 07/01/24	47,954	10,113	(a,f)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	44,908	44,118	(a,d,e)
1.22%	12/25/42	1,358,524	47,499	(a,b,f)
5.00%	02/25/40 - 09/25/40	4,171,553	453,535	(a,f)
5.81%	07/25/38	852,904	124,662	(a,b,f)
7.31%	05/25/18	114,056	7,519	(a,b,f)
8.00%	05/25/22	62	1,061	(a,f)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	499,845	468,449	(a,d,e)
4.50%	08/25/35 - 01/25/36	1,339,821	219,801	(a,f)
5.00%	03/25/38 - 05/25/38	759,678	132,790	(a,f)
5.50%	12/25/33	178,497	35,234	(a,f)
6.00%	01/25/35	684,661	132,399	(a,f)
7.50%	11/25/23	202,267	41,950	(a,f)
8.00%	08/25/23 - 07/25/24	98,701	20,986	(a,f)
8.50%	03/25/17 - 07/25/22	78,152	9,246	(a,f)
9.00%	05/25/22	38,010	6,901	(a,f)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	7,094,400	438,808	(a,f)
5.00%	12/20/35 - 09/20/38	3,681,959	208,115	(a,f)
6.03%	02/20/40	2,877,160	488,697	(a,b,f)
6.59%	01/16/40	4,960,683	924,299	(a,b,f)
			6,518,647

Asset Backed—0.1%
Capital One Multi-Asset Execution Trust 2006-B1
0.49%	01/15/19	1,000,000	998,577	(a,b)
Chase Funding Trust 2004-1
3.99%	11/25/33	1,149,653	1,173,132	(a,g)
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	1,250,000	1,250,486	(a)
Irwin Home Equity Loan Trust 2006-2
0.34%	02/25/36	183,900	158,728	(a,b,h)
			3,580,923
Corporate Notes—43.3%
21st Century Fox America Inc.
6.65%	11/15/37	1,846,000	2,202,893	(a)
3M Co.
2.00%	08/07/20	3,380,000	3,425,373
ABB Finance USA Inc.
1.63%	05/08/17	3,213,000	3,231,449	(a,i)
AbbVie Inc.
1.75%	11/06/17	2,949,000	2,957,761	(a,i)
2.00%	11/06/18	2,313,000	2,321,822	(a,i)
2.50%	05/14/20	3,380,000	3,361,329	(a,i)
3.60%	05/14/25	1,360,000	1,341,323	(a,i)
4.70%	05/14/45	675,000	654,910	(a,i)
Abengoa Greenfield S.A.
6.50%	10/01/19	2,275,000	853,125	(a,h)
ACCO Brands Corp.
6.75%	04/30/20	3,446,000	3,583,840	(a,i)
ACE INA Holdings Inc.
3.15%	03/15/25	2,365,000	2,306,495	(a,i)
Actavis Funding SCS
1.30%	06/15/17	3,992,000	3,955,892	(a,i)
3.00%	03/12/20	1,689,000	1,690,480	(a,i)
3.45%	03/15/22	2,365,000	2,337,890	(a,i)
3.80%	03/15/25	3,378,000	3,263,280	(a,i)
Activision Blizzard Inc.
5.63%	09/15/21	3,378,000	3,555,345	(a,h,i)
Aetna Inc.
3.50%	11/15/24	3,795,000	3,775,148	(a,i)
Agrium Inc.
3.38%	03/15/25	845,000	799,995	(a,i)
4.90%	06/01/43	1,562,000	1,524,218	(a,i)
Alibaba Group Holding Ltd.
4.50%	11/28/34	1,350,000	1,254,671	(a,h)
Altria Group Inc.
2.95%	05/02/23	1,681,000	1,631,866	(a,i)
4.50%	05/02/43	1,681,000	1,605,711	(a,i)
America Movil SAB de C.V.
3.13%	07/16/22	1,670,000	1,621,403	(a)
5.00%	03/30/20	2,650,000	2,894,595	(a)
American Axle & Manufacturing Inc.
6.25%	03/15/21	2,250,000	2,244,375	(a,i)
6.63%	10/15/22	717,000	720,585	(a,i)
American Campus Communities Inc.
3.35%	10/01/20	1,358,000	1,374,208

American Campus Communities Operating Partnership LP
4.13%	07/01/24	1,030,000	1,035,456	(a,i)
American Electric Power Company Inc.
2.95%	12/15/22	2,694,000	2,615,971	(a,i)
American Express Co.
3.63%	12/05/24	3,368,000	3,332,266	(a,i)
American Express Credit Corp.
2.60%	09/14/20	3,380,000	3,395,406
American International Group Inc.
3.75%	07/10/25	3,381,000	3,433,514
4.13%	02/15/24	1,013,000	1,064,237	(a,i)
4.50%	07/16/44	676,000	663,764	(a,i)
4.80%	07/10/45	1,690,000	1,725,257
American Tower Corp. (REIT)
3.40%	02/15/19	4,077,000	4,196,762	(a,i)
Amgen Inc.
2.20%	05/22/19	4,996,000	5,016,638	(a,i)
3.13%	05/01/25	2,130,000	2,039,475	(i)
Amkor Technology Inc.
6.63%	06/01/21	3,389,000	3,219,550	(a,i)
Anadarko Petroleum Corp.
6.20%	03/15/40	1,766,000	1,868,387	(a,i)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	4,861,000	4,651,413	(a,i)
Anthem Inc.
3.30%	01/15/23	1,732,000	1,713,965	(a,i)
Apache Corp.
5.10%	09/01/40	1,689,000	1,612,826	(a,i)
Apple Inc.
2.50%	02/09/25	5,065,000	4,811,092	(a,i)
2.85%	05/06/21	5,169,000	5,301,223	(a,i)
3.45%	02/09/45	1,690,000	1,430,719	(a,i)
Aramark Services Inc.
5.75%	03/15/20	3,778,000	3,926,759	(a,i)
Ascension Health
4.85%	11/15/53	2,608,000	2,830,517	(a,i)
AT&T Inc.
2.38%	11/27/18	3,936,000	3,977,820	(a,i)
2.45%	06/30/20	5,070,000	4,991,861	(a,i)
3.40%	05/15/25	5,070,000	4,839,295	(a,i)
4.50%	05/15/35	1,689,000	1,545,124	(a,i)
4.75%	05/15/46	844,000	773,355	(a,i)
4.80%	06/15/44	1,339,000	1,237,901	(a,i)
AutoNation Inc.
4.50%	10/01/25	2,366,000	2,411,465
AutoZone Inc.
3.25%	04/15/25	3,378,000	3,313,585	(a,i)
Bank of America Corp.
1.70%	08/25/17	8,512,000	8,534,370	(a,i)
2.60%	01/15/19	1,476,000	1,490,996	(a,i)
3.88%	08/01/25	668,000	677,279	(a)
3.95%	04/21/25	3,828,000	3,724,012	(a,i)
4.00%	01/22/25	1,691,000	1,657,290	(a,i)
4.10%	07/24/23	1,981,000	2,058,239	(a,i)
4.25%	10/22/26	3,030,000	2,995,503	(a,i)

Barclays Bank PLC
2.25%	05/10/17	8,801,000	8,965,984	(a,h,i)
Barclays PLC
5.25%	08/17/45	1,670,000	1,681,885
Barrick Gold Corp.
4.10%	05/01/23	1,690,000	1,495,500	(a,i)
Baxalta Inc.
2.88%	06/23/20	3,381,000	3,379,739	(h)
4.00%	06/23/25	3,381,000	3,386,241	(h)
Bed Bath & Beyond Inc.
4.92%	08/01/34	498,000	473,390	(a,i)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	3,165,000	3,811,090	(a,i)
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	1,056,000	1,070,113	(a,i)
Berkshire Hathaway Inc.
4.50%	02/11/43	521,000	519,169	(a,i)
Berry Plastics Corp.
5.13%	07/15/23	2,045,000	1,927,412	(i)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	1,714,000	1,733,629	(a,i)
Biogen Inc.
2.90%	09/15/20	5,070,000	5,121,308
4.05%	09/15/25	3,380,000	3,414,419
5.20%	09/15/45	2,365,000	2,386,399
Bombardier Inc.
4.75%	04/15/19	2,050,000	1,650,250	(a,h,i)
5.50%	09/15/18	680,000	588,200	(h,i)
6.00%	10/15/22	2,086,000	1,548,855	(a,h,i)
7.75%	03/15/20	2,094,000	1,790,370	(a,h,i)
Boston Scientific Corp.
3.85%	05/15/25	1,705,000	1,677,035	(i)
BP Capital Markets PLC
1.38%	05/10/18	1,688,000	1,676,029	(a,i)
3.81%	02/10/24	4,165,000	4,253,327	(a,i)
Branch Banking & Trust Co.
3.63%	09/16/25	3,400,000	3,402,751
3.80%	10/30/26	1,690,000	1,714,605	(a)
Building Materials Corporation of America
5.38%	11/15/24	4,068,000	4,017,150	(a,h)
Burlington Northern Santa Fe LLC
3.65%	09/01/25	1,165,000	1,178,141
Calpine Corp.
5.75%	01/15/25	2,054,000	1,920,490	(a,i)
5.88%	01/15/24	4,556,000	4,692,680	(a,h,i)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%	04/15/21	3,402,000	3,061,800
Canadian Pacific Railway Co.
2.90%	02/01/25	1,690,000	1,595,767	(a)
Capital One NA
2.35%	08/17/18	1,340,000	1,343,732
Caterpillar Inc.
4.30%	05/15/44	1,722,000	1,671,006	(a,i)

Catholic Health Initiatives
2.60%	08/01/18	1,030,000	1,051,628	(a)
4.35%	11/01/42	1,029,000	956,545	(a)
CBS Corp.
3.70%	08/15/24	2,624,000	2,575,556	(a,i)
CCO Safari II LLC
3.58%	07/23/20	2,534,000	2,515,335	(a,h)
4.91%	07/23/25	2,534,000	2,521,844	(a,h)
6.38%	10/23/35	338,000	341,970	(h)
6.48%	10/23/45	676,000	681,983	(h)
Celgene Corp.
2.88%	08/15/20	2,367,000	2,388,476	(a)
3.88%	08/15/25	3,380,000	3,380,629	(a)
5.00%	08/15/45	1,690,000	1,676,308	(a)
CenturyLink Inc.
5.80%	03/15/22	6,803,000	5,816,565	(a)
Cequel Capital Corp.
5.13%	12/15/21	3,893,000	3,428,273	(a,h,i)
Chesapeake Energy Corp.
3.25%	03/15/16	1,923,000	1,884,925	(a,i)
Cigna Corp.
3.25%	04/15/25	3,379,000	3,271,653	(a)
Cinemark USA Inc.
4.88%	06/01/23	3,403,000	3,249,865
Citigroup Inc.
1.55%	08/14/17	7,436,000	7,444,299
1.75%	05/01/18	3,366,000	3,344,902	(a,i)
1.85%	11/24/17	1,625,000	1,628,807
3.30%	04/27/25	1,689,000	1,645,140	(a)
4.40%	06/10/25	3,381,000	3,400,390	(a)
4.45%	09/29/27	1,000,000	994,607
4.65%	07/30/45	2,704,000	2,697,094
CMS Energy Corp.
4.88%	03/01/44	1,699,000	1,764,286	(a,i)
CNA Financial Corp.
5.88%	08/15/20	2,898,000	3,296,292	(a,i)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	3,448,000	3,474,205	(a)
Cogeco Cable Inc.
4.88%	05/01/20	3,215,000	3,182,850	(a,h,i)
Colgate-Palmolive Co.
4.00%	08/15/45	1,690,000	1,689,329
Columbia Pipeline Group Inc.
3.30%	06/01/20	2,366,000	2,373,058	(a,h)
4.50%	06/01/25	1,689,000	1,639,531	(a,h)
Comcast Corp.
3.38%	08/15/25	7,436,000	7,493,190	(a)
4.20%	08/15/34	1,693,000	1,669,935	(a,i)
4.60%	08/15/45	1,690,000	1,727,518	(a)
Commonwealth Bank of Australia
0.75%	01/15/16	4,706,000	4,705,200	(a,h)
ConocoPhillips Co.
3.35%	11/15/24	1,000,000	976,918	(a)

Continental Resources Inc.
3.80%	06/01/24	735,000	596,153	(a)
4.50%	04/15/23	677,000	587,891	(a)
4.90%	06/01/44	399,000	285,251	(a)
Corp Andina de Fomento
4.38%	06/15/22	4,826,000	5,238,039	(a,i)
Corp Nacional del Cobre de Chile
4.50%	09/16/25	945,000	907,790	(h)
COX Communications Inc.
4.70%	12/15/42	737,000	626,365	(a,h,i)
Credit Agricole S.A.
4.38%	03/17/25	2,082,000	2,010,446	(a,h)
Credit Suisse AG
1.70%	04/27/18	3,437,000	3,423,472	(a)
2.60%	05/27/16	3,681,000	3,721,808	(a,h)
Credit Suisse Group Funding Guernsey Ltd.
3.75%	03/26/25	3,390,000	3,292,212	(a,h)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	4,092,000	4,010,160	(a,i)
CSX Corp.
4.50%	08/01/54	1,018,000	943,921	(a,i)
CVS Health Corp.
2.25%	08/12/19	5,080,000	5,134,767	(a,i)
3.88%	07/20/25	3,381,000	3,485,162	(a)
5.13%	07/20/45	2,536,000	2,726,081	(a)
Daimler Finance North America LLC
2.38%	08/01/18	8,030,000	8,041,611	(a,h,i)
Danaher Corp.
2.40%	09/15/20	2,365,000	2,387,018
3.35%	09/15/25	3,380,000	3,447,843
4.38%	09/15/45	1,575,000	1,629,045
Dean Foods Co.
6.50%	03/15/23	1,625,000	1,649,375	(a,h)
Denbury Resources Inc.
5.50%	05/01/22	3,402,000	2,024,190
6.38%	08/15/21	2,076,000	1,307,880	(a,i)
Deutsche Bank AG
4.50%	04/01/25	3,426,000	3,319,359	(a)
Dexia Credit Local S.A.
2.25%	01/30/19	6,894,000	7,030,998	(a,h,i)
Diageo Investment Corp.
2.88%	05/11/22	4,105,000	4,060,756	(a,i)
DigitalGlobe Inc.
5.25%	02/01/21	3,520,000	3,335,200	(a,h,i)
DIRECTV Holdings LLC
4.45%	04/01/24	2,595,000	2,662,021	(a,i)
Discover Bank
3.10%	06/04/20	2,360,000	2,382,845
Dollar General Corp.
1.88%	04/15/18	3,370,000	3,366,896	(a)
4.13%	07/15/17	3,373,000	3,477,944	(a,i)

Dollar Tree Inc.
5.75%	03/01/23	4,084,000	4,237,150	(h)
Dominion Resources Inc.
1.95%	08/15/16	3,151,000	3,172,345	(a,i)
Duke Energy Corp.
3.75%	04/15/24	1,537,000	1,582,391	(a,i)
Duke Energy Progress LLC
4.15%	12/01/44	1,010,000	1,016,164	(a)
Eastman Chemical Co.
3.60%	08/15/22	3,368,000	3,388,339	(a)
Ecopetrol S.A.
5.88%	05/28/45	851,000	648,888	(a,i)
Electricite de France S.A.
2.15%	01/22/19	6,811,000	6,881,405	(a,h,i)
Eli Lilly & Co.
2.75%	06/01/25	1,689,000	1,662,978	(a)
3.70%	03/01/45	338,000	318,243	(a)
EMD Finance LLC
3.25%	03/19/25	1,689,000	1,637,259	(a,h)
Energizer Holdings Inc.
5.50%	06/15/25	3,394,000	3,304,907	(h)
Energy Transfer Equity LP
5.88%	01/15/24	6,800,000	6,123,400	(a,i)
Energy Transfer Partners LP
4.05%	03/15/25	675,000	596,520	(a)
5.15%	03/15/45	1,182,000	922,056	(a)
6.50%	02/01/42	2,729,000	2,504,242	(a,i)
Ensco PLC
4.50%	10/01/24	1,678,000	1,239,597	(a)
5.20%	03/15/25	2,703,000	2,057,186	(a)
5.75%	10/01/44	676,000	467,651	(a)
Enterprise Products Operating LLC
3.70%	02/15/26	3,380,000	3,193,924
ERP Operating LP
4.50%	07/01/44	688,000	693,033	(a,i)
European Investment Bank
4.88%	01/17/17	6,925,000	7,301,083	(a,i)
FedEx Corp.
3.20%	02/01/25	1,073,000	1,040,890	(a)
Fiat Chrysler Automobiles N.V.
4.50%	04/15/20	2,050,000	1,947,500
5.25%	04/15/23	1,400,000	1,305,500
Five Corners Funding Trust
4.42%	11/15/23	3,703,000	3,873,042	(a,h,i)
Florida Power & Light Co.
4.13%	02/01/42	1,675,000	1,691,991	(a,i)
Ford Motor Credit Company LLC
2.46%	03/27/20	5,070,000	4,964,463	(a)
3.22%	01/09/22	3,400,000	3,290,840	(a)
5.88%	08/02/21	2,569,000	2,908,118	(a)
Freeport-McMoRan Inc.
4.55%	11/14/24	1,521,000	1,133,145	(a)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	3,833,000	4,130,057	(a,h,i)

Frontier Communications Corp.
7.13%	03/15/19	3,979,000	3,906,725	(a,i)
11.00%	09/15/25	1,710,000	1,654,425	(h)
General Motors Co.
5.20%	04/01/45	338,000	317,194	(a)
General Motors Financial Company Inc.
3.15%	01/15/20	2,366,000	2,345,792
3.20%	07/13/20	6,761,000	6,669,936	(a)
4.30%	07/13/25	3,380,000	3,269,856	(a)
Georgia-Pacific LLC
3.60%	03/01/25	2,545,000	2,542,768	(a,h)
Gilead Sciences Inc.
2.55%	09/01/20	1,690,000	1,700,562
3.65%	03/01/26	1,895,000	1,903,821
4.75%	03/01/46	1,575,000	1,582,264
4.80%	04/01/44	767,000	771,473	(a,i)
Grupo Televisa SAB
5.00%	05/13/45	967,000	873,569	(a)
HCA Inc.
4.75%	05/01/23	5,690,000	5,709,915	(a,i)
6.50%	02/15/20	2,903,000	3,164,270	(a,i)
HSBC Holdings PLC
4.25%	08/18/25	1,357,000	1,337,182
HSBC USA Inc.
2.75%	08/07/20	5,059,000	5,077,334
Humana Inc.
3.85%	10/01/24	1,720,000	1,730,378	(a)
Hyundai Capital America
2.13%	10/02/17	1,488,000	1,493,153	(a,h,i)
Illinois Tool Works Inc.
3.50%	03/01/24	3,402,000	3,479,865	(a,i)
ING Bank N.V.
2.70%	08/17/20	1,400,000	1,417,983	(h)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	2,358,000	2,315,301	(a)
Ingles Markets Inc.
5.75%	06/15/23	5,500,000	5,651,250	(a,i)
Intel Corp.
2.45%	07/29/20	1,690,000	1,712,411
Intelsat Jackson Holdings S.A.
5.50%	08/01/23	3,422,000	2,823,150	(a,i)
International Business Machines Corp.
3.63%	02/12/24	3,479,000	3,584,953	(a)
Interstate Power & Light Co.
3.40%	08/15/25	3,380,000	3,438,545
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	1,167,000	1,151,593	(a,h)
Invesco Finance PLC
3.13%	11/30/22	4,673,000	4,736,857	(a,i)
JB Poindexter & Company Inc.
9.00%	04/01/22	962,000	1,012,505	(a,h,i)
JBS USA LLC/JBS USA Finance Inc.
5.75%	06/15/25	2,722,000	2,504,240	(a,h)
5.88%	07/15/24	1,896,000	1,777,500	(a,h,i)

Jefferies Group LLC
5.13%	01/20/23	1,378,000	1,380,719	(a,i)
6.50%	01/20/43	1,123,000	1,066,147	(a,i)
Johnson Controls Inc.
4.63%	07/02/44	1,663,000	1,526,069	(a,i)
JPMorgan Chase & Co.
1.70%	03/01/18	3,380,000	3,372,310	(a)
3.88%	09/10/24	5,053,000	5,004,714	(a,i)
3.90%	07/15/25	1,691,000	1,722,321	(a)
4.25%	10/01/27	1,000,000	995,908
5.00%	12/29/49	2,443,000	2,375,817	(a,b,i)
6.10%	10/29/49	4,040,000	4,013,740	(a,b)
KB Home
7.00%	12/15/21	4,119,000	4,129,297	(a,i)
Keysight Technologies Inc.
4.55%	10/30/24	3,365,000	3,277,547	(a,h)
KFW
2.00%	10/04/22	10,325,000	10,368,282	(a,i)
4.50%	07/16/18	2,938,000	3,213,999	(a,i)
Kilroy Realty LP
4.38%	10/01/25	845,000	852,682
Kinder Morgan Energy Partners LP
3.50%	09/01/23	1,096,000	969,659	(a,i)
4.30%	05/01/24	1,756,000	1,603,109	(a,i)
Kinder Morgan Inc.
5.55%	06/01/45	1,014,000	842,264	(a)
Kinross Gold Corp.
6.88%	09/01/41	225,000	169,582	(a,i)
Korea National Oil Corp.
2.88%	11/09/15	3,961,000	3,969,195	(a,h,i)
Kraft Heinz Foods Co.
2.80%	07/02/20	5,071,000	5,104,225	(a,h)
3.95%	07/15/25	4,395,000	4,496,889	(a,h)
L Brands Inc.
5.63%	02/15/22	3,628,000	3,836,610	(a,i)
L-3 Communications Corp.
1.50%	05/28/17	2,332,000	2,310,686	(a,i)
Lee Enterprises Inc.
9.50%	03/15/22	2,712,000	2,474,700	(h)
Lennar Corp.
4.50%	11/15/19	4,067,000	4,101,569	(a)
4.75%	05/30/25	1,355,000	1,294,025
Levi Strauss & Co.
5.00%	05/01/25	2,041,000	2,000,180
Liberty Mutual Group Inc.
4.25%	06/15/23	3,477,000	3,596,007	(a,h,i)
Lockheed Martin Corp.
3.80%	03/01/45	1,689,000	1,540,304	(a)
Lowe’s Companies Inc.
4.38%	09/15/45	1,350,000	1,365,591
LyondellBasell Industries N.V.
4.63%	02/26/55	676,000	573,307
Macquarie Bank Ltd.
4.88%	06/10/25	3,428,000	3,422,135	(a,h)

Marathon Petroleum Corp.
3.63%	09/15/24	3,370,000	3,256,802	(a,i)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	2,383,000	2,381,015	(a,i)
3.75%	03/14/26	2,365,000	2,378,062
Mattel Inc.
2.35%	05/06/19	5,171,000	5,167,654	(a,i)
Medtronic Inc.
2.50%	03/15/20	1,009,000	1,022,590
3.50%	03/15/25	4,042,000	4,124,230
4.63%	03/15/45	1,685,000	1,737,398
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	1,325,000	1,225,665	(a,i)
Merck & Company Inc.
2.75%	02/10/25	3,380,000	3,289,889	(a)
MetLife Inc.
4.05%	03/01/45	843,000	787,977	(a)
4.72%	12/15/44	1,036,000	1,071,162	(a)
MGM Resorts International
5.25%	03/31/20	2,037,000	2,006,445	(a)
6.63%	12/15/21	3,402,000	3,487,050	(a)
Microsoft Corp.
4.00%	02/12/55	1,600,000	1,449,483	(a)
Mizuho Bank Ltd.
2.45%	04/16/19	4,151,000	4,179,198	(a,h,i)
Monsanto Co.
3.38%	07/15/24	1,664,000	1,600,212	(a,i)
4.70%	07/15/64	984,000	846,813	(a,i)
Morgan Stanley
2.65%	01/27/20	1,690,000	1,697,989	(a)
3.70%	10/23/24	3,371,000	3,387,080	(a)
3.95%	04/23/27	3,378,000	3,253,277	(a)
4.00%	07/23/25	1,486,000	1,518,682	(a)
4.10%	05/22/23	3,189,000	3,227,628	(a,i)
4.88%	11/01/22	3,226,000	3,437,067	(a,i)
5.00%	11/24/25	1,293,000	1,374,747	(a,i)
Motorola Solutions Inc.
4.00%	09/01/24	1,176,000	1,061,213	(a,i)
National Agricultural Cooperative Federation
4.25%	01/28/16	1,434,000	1,447,008	(a,h)
NCL Corporation Ltd.
5.00%	02/15/18	1,788,000	1,814,820	(a,i)
Newfield Exploration Co.
5.63%	07/01/24	3,507,000	3,314,115	(a,i)
5.75%	01/30/22	3,425,000	3,322,250	(a,i)
Newmont Mining Corp.
4.88%	03/15/42	1,293,000	998,504	(a,i)
Nexen Energy ULC
6.40%	05/15/37	1,775,000	2,087,648	(a,i)
Noble Energy Inc.
3.90%	11/15/24	2,021,000	1,879,548	(a)
Northern States Power Co.
2.20%	08/15/20	3,380,000	3,401,324
Northrop Grumman Corp.
3.85%	04/15/45	393,000	353,690	(a)

NRG Energy Inc.
6.25%	07/15/22	2,099,000	1,910,090	(a)
Occidental Petroleum Corp.
3.50%	06/15/25	3,381,000	3,371,499
Omnicom Group Inc.
3.63%	05/01/22	1,321,000	1,336,626	(a,i)
Oracle Corp.
2.25%	10/08/19	6,690,000	6,767,149	(a,i)
2.95%	05/15/25	3,380,000	3,295,233
4.13%	05/15/45	676,000	637,865
Owens & Minor Inc.
3.88%	09/15/21	3,365,000	3,394,915	(a)
Pacific Gas & Electric Co.
3.40%	08/15/24	5,053,000	5,067,684	(a)
PacifiCorp
6.25%	10/15/37	2,644,000	3,368,123	(a,i)
Penn National Gaming Inc.
5.88%	11/01/21	2,034,000	2,051,797
People’s United Bank NA
4.00%	07/15/24	3,905,000	3,908,710	(a)
PepsiCo Inc.
3.10%	07/17/22	1,691,000	1,731,904
4.25%	10/22/44	1,001,000	989,847	(a)
4.60%	07/17/45	1,014,000	1,059,660
Petrobras Global Finance BV
3.50%	02/06/17	1,332,000	1,185,480	(a,i)
3.88%	01/27/16	1,175,000	1,154,438	(a,i)
Petroleos Mexicanos
3.50%	01/30/23	1,614,000	1,452,600	(a,i)
Philip Morris International Inc.
4.13%	03/04/43	1,682,000	1,591,772	(a,i)
Phillips 66 Partners LP
2.65%	02/15/20	1,014,000	997,494	(a)
3.61%	02/15/25	1,690,000	1,549,950	(a)
Pitney Bowes Inc.
4.63%	03/15/24	2,917,000	2,939,977	(a,i)
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25	1,014,000	1,017,761
PNC Bank NA
2.40%	10/18/19	3,357,000	3,386,649	(a)
Precision Castparts Corp.
4.38%	06/15/45	1,014,000	1,015,086
Principal Financial Group Inc.
4.70%	05/15/55	3,380,000	3,354,650	(b)
Prudential Financial Inc.
5.38%	05/15/45	1,690,000	1,677,325	(b)
5.63%	06/15/43	2,060,000	2,125,920	(a,b,i)
Public Service Electric & Gas Co.
2.38%	05/15/23	5,064,000	4,890,528	(a,i)
QUALCOMM Inc.
2.25%	05/20/20	1,352,000	1,348,589
3.45%	05/20/25	1,199,000	1,132,187
4.80%	05/20/45	1,200,000	1,049,383
Quest Diagnostics Inc.
4.70%	03/30/45	1,014,000	923,360	(a)

Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	2,366,000	2,187,258
Revlon Consumer Products Corp.
5.75%	02/15/21	5,522,000	5,356,340	(a,i)
Reynolds American Inc.
4.45%	06/12/25	1,691,000	1,769,386
Rio Tinto Finance USA Ltd.
3.75%	06/15/25	845,000	824,214
Roche Holdings Inc.
2.25%	09/30/19	1,596,000	1,620,465	(a,h)
3.35%	09/30/24	3,395,000	3,472,206	(a,h)
Rockwood Specialties Group Inc.
4.63%	10/15/20	8,080,000	8,363,487	(a)
Rowan Companies Inc.
5.85%	01/15/44	682,000	426,151	(a,i)
Royal Bank of Canada
1.20%	09/19/17	5,587,000	5,587,503	(a,i)
Ryder System Inc.
2.45%	09/03/19	4,135,000	4,147,628	(a,i)
Santander Bank NA
2.00%	01/12/18	4,110,000	4,096,158	(a)
Schaeffler Holding Finance BV (6.25% Cash/7.00% PIK)
6.25%	11/15/19	2,135,000	2,263,100	(a,h,j)
Schaeffler Holding Finance BV (6.75% Cash/7.50% PIK)
6.75%	11/15/22	740,000	795,500	(a,h,j)
Schaeffler Holding Finance BV (6.88% Cash/7.63% PIK)
6.88%	08/15/18	1,900,000	1,959,375	(a,h,i,j)
Sealed Air Corp.
4.88%	12/01/22	2,038,000	2,015,072	(a,h)
5.13%	12/01/24	2,038,000	1,997,240	(a,h)
Shell International Finance BV
3.40%	08/12/23	5,178,000	5,290,901	(a,i)
Sinclair Television Group Inc.
5.38%	04/01/21	3,562,000	3,481,855	(a)
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	2,653,000	2,526,372	(a,h,i)
Southern California Edison Co.
2.40%	02/01/22	1,345,000	1,330,876	(a)
Spectra Energy Partners LP
4.75%	03/15/24	1,705,000	1,762,392	(a,i)
Sprint Corp.
7.25%	09/15/21	1,895,000	1,551,531	(a)
7.63%	02/15/25	3,612,000	2,797,042	(a)
State Street Corp.
3.55%	08/18/25	3,380,000	3,448,401
Statoil ASA
3.70%	03/01/24	5,137,000	5,279,285	(a,i)
4.80%	11/08/43	743,000	790,834	(a,i)
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	1,361,000	1,340,585	(h)
SUPERVALU Inc.
6.75%	06/01/21	3,394,000	3,292,180
T-Mobile USA Inc.
6.25%	04/01/21	1,946,000	1,939,189	(a,i)
6.63%	04/01/23	3,402,000	3,367,980

Talisman Energy Inc.
6.25%	02/01/38	1,385,000	1,181,125	(a,i)
Tampa Electric Co.
4.35%	05/15/44	1,666,000	1,706,214	(a,i)
Tanger Properties LP
3.75%	12/01/24	368,000	364,347	(a)
Target Corp.
3.50%	07/01/24	2,134,000	2,227,802	(a,i)
TD Ameritrade Holding Corp.
2.95%	04/01/22	1,690,000	1,701,887	(a)
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	2,365,000	2,432,868	(a,h)
Teck Resources Ltd.
2.50%	02/01/18	985,000	797,234
3.75%	02/01/23	339,000	206,790	(a,i)
Telecom Italia S.p.A.
5.30%	05/30/24	4,900,000	4,789,750	(a,h)
Tenet Healthcare Corp.
4.75%	06/01/20	1,271,000	1,283,710	(a,i)
6.00%	10/01/20	3,421,000	3,609,155	(a,i)
The Allstate Corp.
5.75%	08/15/53	1,900,000	1,967,165	(a,b,i)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	4,200,000	4,209,328	(a,h)
The Boeing Co.
2.85%	10/30/24	2,358,000	2,341,053	(a,i)
The Dow Chemical Co.
3.50%	10/01/24	1,772,000	1,692,134	(a)
4.25%	10/01/34	1,690,000	1,579,016	(a)
The Goldman Sachs Group Inc.
2.38%	01/22/18	4,023,000	4,075,544	(a,i)
2.60%	04/23/20	3,380,000	3,389,197	(a)
2.63%	01/31/19	1,717,000	1,738,258	(a,i)
2.90%	07/19/18	1,381,000	1,416,840	(a,i)
3.75%	05/22/25	2,873,000	2,878,961
4.00%	03/03/24	4,079,000	4,198,360	(a,i)
4.80%	07/08/44	1,993,000	2,020,316	(a,i)
5.15%	05/22/45	1,689,000	1,657,850
The Home Depot Inc.
3.35%	09/15/25	2,365,000	2,408,433
The Korea Development Bank
3.25%	03/09/16	2,799,000	2,825,148	(a,i)
3.38%	09/16/25	1,670,000	1,693,378
4.00%	09/09/16	1,627,000	1,669,705	(a)
The Kroger Co.
2.95%	11/01/21	2,358,000	2,363,063	(a)
The Progressive Corp.
3.70%	01/26/45	262,000	234,325	(a)
The Williams Companies Inc.
8.75%	03/15/32	687,000	653,642	(a,i)
TIAA Asset Management Finance Company LLC
4.13%	11/01/24	3,370,000	3,435,284	(a,h)
Time Inc.
5.75%	04/15/22	3,420,000	3,197,700	(a,h,i)

Time Warner Cable Inc.
4.50%	09/15/42	338,000	267,231
6.55%	05/01/37	1,004,000	986,510	(a,i)
Time Warner Inc.
3.60%	07/15/25	1,859,000	1,820,333
5.35%	12/15/43	2,767,000	2,911,127	(a,i)
Tyco Electronics Group S.A.
2.35%	08/01/19	3,384,000	3,408,047	(a,i)
Tyco International Finance S.A.
5.13%	09/14/45	1,015,000	1,061,319
Tyson Foods Inc.
2.65%	08/15/19	1,693,000	1,705,762	(a,i)
3.95%	08/15/24	1,129,000	1,150,011	(a,i)
5.15%	08/15/44	1,129,000	1,184,406	(a,i)
U.S. Bancorp
3.44%	02/01/16	5,157,000	5,200,675	(a,i)
UBS Group Funding Jersey Ltd.
2.95%	09/24/20	763,000	764,454	(h)
4.13%	09/24/25	1,750,000	1,741,589	(h)
Ultra Petroleum Corp.
6.13%	10/01/24	3,380,000	1,926,600	(a,h)
United Rentals North America Inc.
6.13%	06/15/23	2,729,000	2,720,472	(a,i)
UnitedHealth Group Inc.
2.70%	07/15/20	4,056,000	4,150,221
4.75%	07/15/45	2,706,000	2,856,491
US Bank NA
2.80%	01/27/25	2,495,000	2,422,618	(a)
Valeant Pharmaceuticals International Inc.
6.13%	04/15/25	2,722,000	2,592,705	(h)
6.38%	10/15/20	1,833,000	1,822,689	(a,h,i)
Ventas Realty LP
4.13%	01/15/26	1,352,000	1,362,819
Verizon Communications Inc.
1.35%	06/09/17	8,312,000	8,300,355	(a,i)
3.50%	11/01/24	1,679,000	1,650,810	(a)
4.15%	03/15/24	3,369,000	3,484,826	(a)
4.40%	11/01/34	1,684,000	1,566,891	(a)
4.67%	03/15/55	1,197,000	1,030,737
4.86%	08/21/46	1,690,000	1,584,735
5.05%	03/15/34	1,039,000	1,036,600	(a,i)
5.15%	09/15/23	2,035,000	2,248,044	(a,i)
6.55%	09/15/43	1,138,000	1,344,483	(a)
Virgin Media Finance PLC
5.75%	01/15/25	3,724,000	3,500,560	(h)
Volkswagen Group of America Finance LLC
0.77%	11/20/17	1,669,000	1,549,969	(b,h)
2.13%	05/23/19	5,263,000	4,910,916	(a,h,i)
2.45%	11/20/19	1,350,000	1,261,641	(a,h)
W.R. Grace & Co.
5.13%	10/01/21	1,283,000	1,266,963	(h)
5.63%	10/01/24	3,379,000	3,311,420	(a,h)
Wal-Mart Stores Inc.
4.30%	04/22/44	3,096,000	3,164,951	(a,i)

Weatherford International Ltd.
6.75%	09/15/40	844,000	644,196	(a,i)
Wells Fargo & Co.
3.00%	02/19/25	1,689,000	1,625,188	(a)
3.55%	09/29/25	2,535,000	2,535,953
3.90%	05/01/45	1,690,000	1,553,083
4.10%	06/03/26	3,868,000	3,902,166	(a,i)
4.30%	07/22/27	1,353,000	1,378,898
5.88%	12/29/49	2,359,000	2,415,026	(a,b)
5.90%	12/29/49	2,229,000	2,229,000	(a,b,i)
Williams Partners LP
5.40%	03/04/44	338,000	269,844	(a)
Windstream Services LLC
6.38%	08/01/23	3,218,000	2,318,891	(a,i)
WMG Acquisition Corp.
6.00%	01/15/21	715,000	715,000	(h)
WPP Finance 2010
3.75%	09/19/24	3,365,000	3,353,256	(a)
WPX Energy Inc.
5.25%	01/15/17	3,212,000	3,195,940	(a,i)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%	03/01/25	3,400,000	2,915,500	(a,h)
XLIT Ltd.
5.25%	12/15/43	1,406,000	1,485,356	(a,i)
Yamana Gold Inc.
4.95%	07/15/24	1,419,000	1,267,933	(a)
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	1,689,000	1,653,906	(a)
			1,090,641,701
Non-Agency Collateralized Mortgage Obligations – 9.2%
American Tower Trust I (REIT)
1.55%	03/15/43	5,061,000	5,021,722	(a,h)
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	223,560	227,239
5.68%	07/10/46	1,450,000	1,496,372
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	7,120,000	7,379,759	(b)
Banc of America Commercial Mortgage Trust 2007-4
5.93%	02/10/51	243,558	259,348	(b)
Banc of America Commercial Mortgage Trust 2008-1
6.42%	02/10/51	1,801,998	1,942,809	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.52%	11/10/42	773,916	773,230	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.32%	09/10/47	591,518	590,900	(b)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.33%	08/15/46	1,353,328	1,411,755	(b,h)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.80%	04/12/38	1,690,000	1,720,041	(b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	3,450,000	3,713,314	(b)
Citigroup Commercial Mortgage Trust 2014-GC23
4.66%	07/10/47	6,872,000	6,105,676	(b,h)
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	1,572,216	1,180,869

Citigroup Commercial Mortgage Trust 2015-P1
3.72%	09/15/48	6,475,522	6,795,503
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	1,375,000	1,514,420	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	1,940,000	2,126,851	(b)
COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	3,334,957	2,994,304	(b,h)
COMM 2014-CR20 Mortgage Trust
4.66%	11/10/47	1,691,008	1,673,158	(b)
COMM 2014-CR21 Mortgage Trust
3.99%	12/10/47	3,356,796	3,506,486
COMM 2015-CR23 Mortgage Trust
4.40%	05/10/48	1,655,394	1,567,158	(b)
COMM 2015-CR24 Mortgage Trust
3.46%	08/10/55	3,147,315	2,400,312
3.70%	08/10/55	3,142,462	3,283,222
4.52%	08/10/55	2,829,717	2,728,419	(b)
COMM 2015-PC1 Mortgage Trust
4.59%	07/10/50	1,643,711	1,670,594	(b)
Core Industrial Trust 2015-CALW
3.25%	02/10/34	3,313,248	3,351,476	(h)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.65%	02/15/39	5,740,000	5,778,200	(b)
CSAIL 2015-C3 Commercial Mortgage Trust
3.51%	08/15/48	1,886,261	1,486,449	(b)
4.26%	08/15/48	2,515,014	2,565,178	(b)
GS Mortgage Securities Corp. II 2012-GCJ9
2.50%	11/10/45	7,556,765	784,460	(b,f)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	1,720,000	1,805,370	(h)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	3,003,533	3,038,488
5.47%	08/10/44	1,470,000	1,657,035	(b,h)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	1,735,000	1,844,057
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	3,405,000	3,450,515	(h)
GS Mortgage Securities Trust 2015-GC28
1.32%	02/10/48	22,984,940	1,674,177	(b,f)
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	1,729,178	1,331,182
4.56%	07/10/48	811,770	797,661	(b)
Impac CMB Trust Series 2004-5
0.91%	10/25/34	1,339,545	1,287,365	(a,b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
2.02%	12/15/47	9,908,507	814,975	(b,f)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	2,010,000	2,064,957
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	4,804,682	4,977,103
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	1,010,000	1,075,341	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.25%	11/15/45	1,365,000	1,454,487	(b)

JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	2,521,000	2,612,774	(b)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	1,710,000	1,760,224	(b)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.84%	05/15/48	3,203,635	2,554,864	(b)
JPMBB Commercial Mortgage Securities Trust 2015-C30
4.46%	07/15/48	7,859,900	7,632,308	(b)
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%	08/15/48	4,715,667	4,961,471
LB-UBS Commercial Mortgage Trust 2004-C8
0.75%	12/15/39	2,182,244	9,100	(b,f,h)
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	1,113,167	1,114,866
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%	06/15/38	1,315,830	1,339,619	(b)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	4,180,000	4,434,917	(h)
6.11%	07/15/40	1,893,058	2,008,506	(b)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	213,167	10,578	(a,f)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	4,580,000	4,724,142	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%	07/15/46	3,154,000	3,137,524	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
4.99%	02/15/47	1,723,654	1,632,393	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	6,936,108	5,696,993	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	2,016,506	1,644,814	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.57%	02/15/48	25,772,567	2,365,999	(b,f)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.13%	03/15/48	31,454,323	2,150,029	(b,f)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
3.88%	04/15/48	2,979,954	2,980,565	(b)
4.38%	04/15/48	1,655,530	1,387,644	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.27%	07/15/50	1,571,965	1,329,716	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%	05/15/48	6,525,397	6,818,028
4.50%	05/15/48	6,568,055	6,638,583	(b)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	623,028	627,043	(b)
Morgan Stanley Capital I Trust 2006-IQ11
5.89%	10/15/42	2,300,000	2,320,725	(b)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	246,108	245,842	(b)
5.27%	10/12/52	2,590,000	2,604,160	(b)
Morgan Stanley Capital I Trust 2006-T23
6.02%	08/12/41	1,041,903	1,062,435	(b)
Morgan Stanley Capital I Trust 2007-IQ16
6.27%	12/12/49	3,450,000	3,681,009	(b)
Morgan Stanley Capital I Trust 2008-T29
6.46%	01/11/43	1,525,000	1,674,442	(b)

Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	1,510,000	1,663,917	(b,h)
Morgan Stanley Capital I Trust 2015-MS1
4.16%	05/15/48	2,300,000	1,890,899	(b,h)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.56%	02/15/48	26,733,438	2,461,161	(b,f)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.01%	06/15/48	4,936,290	5,095,485
4.37%	06/15/48	2,568,603	2,126,716	(b)
Wells Fargo Commercial Mortgage Trust 2015-C30
4.65%	09/15/58	1,571,968	1,372,836	(b,h)
Wells Fargo Commercial Mortgage Trust 2015-LC22
4.54%	09/15/58	1,573,321	1,350,841
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.39%	07/15/58	1,572,276	1,302,456	(b)
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%	12/15/47	4,087,062	4,297,186
4.62%	12/15/47	1,571,889	1,525,572	(b)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	637,258	11,866	(a)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	1,880,000	2,013,518
5.30%	12/15/46	1,385,000	1,365,778	(b,h)
WFRBS Commercial Mortgage Trust 2013-C18
4.83%	12/15/46	1,706,955	1,637,950	(b,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	3,147,086	2,803,179	(b,h)
4.72%	03/15/47	2,365,000	2,519,785	(b)
WFRBS Commercial Mortgage Trust 2014-C22
4.06%	09/15/57	4,451,839	3,737,733	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	4,333,000	4,658,057	(b)
4.59%	03/15/47	4,843,169	4,241,304	(b,h)
			230,559,489
Sovereign Bonds—1.1%
Government of Brazil
4.25%	01/07/25	4,022,000	3,519,250	(a)
Government of Chile
3.63%	10/30/42	700,000	596,750
Government of Colombia
2.63%	03/15/23	2,597,000	2,308,733	(a,i)
5.63%	02/26/44	1,740,000	1,626,900	(a)
Government of Mexico
3.60%	01/30/25	3,314,000	3,243,578	(a)
4.00%	10/02/23	1,684,000	1,715,154	(a,i)
4.60%	01/23/46	2,370,000	2,109,300	(a)
4.75%	03/08/44	3,730,000	3,403,625	(a,i)
Government of Panama
4.00%	09/22/24	1,673,000	1,649,996	(a)
Government of Peru
4.13%	08/25/27	1,015,000	994,700
5.63%	11/18/50	544,000	561,680	(a)

Government of Philippines
3.95%	01/20/40	835,000	844,230
4.20%	01/21/24	1,514,000	1,659,642	(a)
Government of Turkey
3.25%	03/23/23	2,038,000	1,813,351	(a,i)
4.88%	04/16/43	1,669,000	1,389,443
6.63%	02/17/45	655,000	698,969	(a)
			28,135,301
Municipal Bonds and Notes—0.8%
American Municipal Power Inc.
6.27%	02/15/50	2,105,000	2,509,286
Commonwealth of Puerto Rico
5.00%	07/01/35	5,320,000	4,990,533
Municipal Electric Authority of Georgia
6.64%	04/01/57	2,369,000	2,776,823	(a)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880,000	924,088
Port Authority of New York & New Jersey
4.46%	10/01/62	4,095,000	3,962,404	(a)
South Carolina State Public Service Authority
6.45%	01/01/50	1,495,000	1,884,358
State of California
5.70%	11/01/21	2,075,000	2,425,343	(a)
State of Illinois
5.10%	06/01/33	1,015,000	950,852
			20,423,687
FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	1,230,277	67,665	(k,l)

Total Bonds and Notes (Cost $2,475,204,000)			2,470,507,224

		Number of Shares
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. (Cost $2,594,700)		103,788	2,646,594	(a)

Total Investments in Securities (Cost $2,477,798,700)			2,473,153,818

		Principal Amount
Short-Term Investments—8.1%
Time Deposit—2.1%
State Street Corp.
0.01%	10/01/15	$52,750,283	52,750,283	(m)
U.S. Treasuries—6.0%
U.S. Treasury Bills
0.01%	12/10/15 - 12/17/15	150,000,000	149,999,625	(e)

Total Short-Term Investments (Cost $202,746,491)			202,749,908

Total Investments (Cost $2,680,545,191)			2,675,903,726

Liabilities in Excess of Other Assets, net—(6.3)%			(157,603,197)

NET ASSETS—100.0%			$2,518,300,529

Other Information:

Centrally Cleared Credit Default Swaps—Sell Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$118,521	5.00%	06/20/20	$3,569,691	$5,815,834	$(2,246,143)

The Fund had the following long futures contracts open at September 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	December 2015	42	$6,737,063	$(7,316)
2 Yr. U.S. Treasury Notes Futures	December 2015	608	133,171,000	274,127

				$266,811

The Fund had the following short futures contracts open at September 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
U.S. Long Bond Futures	December 2015	90	$(14,160,938)	$(279,341)
5 Yr. U.S. Treasury Notes Futures	December 2015	68	(8,195,062)	(52,043)
10 Yr. U.S. Treasury Notes Futures	December 2015	1,855	(238,802,266)	(1,952,268)

				$(2,283,652)

				$(2,016,841)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2015, all or a portion of this security was pledged to cover collateral requirements for futures, swaps, and/or TBA’s.

(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(e)	Coupon amount represents effective yield.

(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Step coupon bond.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to $283,928,375 or 11.27% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(i)	At September 30, 2015, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(j)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(k)	Security is in default.

(l)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees .

(m)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2015.

*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended September 30, 2015, the Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the period ended September 30, 2015, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are typically classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps, credit default swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
U.S. Treasuries	$—	$408,621,624	$—	$408,621,624
Agency Mortgage Backed	—	681,958,187	—	681,958,187
Agency Collateralized Mortgage Obligations	—	6,518,647	—	6,518,647
Asset Backed	—	3,580,923	—	3,580,923
Corporate Notes	—	1,090,641,701	—	1,090,641,701
Non-Agency Collateralized Mortgage Obligations	—	230,559,489	—	230,559,489
Sovereign Bonds	—	28,135,301	—	28,135,301
Municipal Bonds and Notes	—	20,423,687	—	20,423,687
FNMA (TBA)	—	—	67,665	67,665
Preferred Stock	2,646,594	—	—	2,646,594
Short-Term Investments	—	202,749,908	—	202,749,908

Total Investments in Securities	$2,646,594	$2,673,189,467	$67,665	$2,675,903,726

Other Financial Instruments*
Credit Default Swaps—Unrealized Depreciation	$—	$(2,246,143)	$—	$(2,246,143)
Long Futures Contracts—Unrealized Appreciation	274,127	—	—	274,127
Long Futures Contracts—Unrealized Depreciation	(7,316)	—	—	(7,316)
Short Futures Contracts—Unrealized Depreciation	(2,283,652)	—	—	(2,283,652)

Total Other Financial Instruments	$(2,016,841)	$(2,246,143)	$—	$(4,262,984)

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2015 is not presented.

INCOME TAXES

At September 30, 2015, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$2,681,491,331	$34,553,235	$(40,140,840)	$(5,587,605)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund

General Electric RSP Income Fund

By:	/s/ Dmitri L. Stockton
Dmitri L. Stockton
Chairman of the Board and President, GE RSP Funds

Date: November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Dmitri L. Stockton
Dmitri L. Stockton
Chairman of the Board and President, GE RSP Funds

Date: November 20, 2015

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, GE RSP Funds

Date: November 20, 2015